Consolidated Statement Of Equity - USD ($) $ in Thousands	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 70,472	$ 718,482	$ 611,303	$ (14,668)	$ 115	$ 188	$ 1,385,892
Net income			221,300			20	221,320
Other comprehensive income (loss), net of income tax					231		231
Dividends			(102,889)				(102,889)
Stock split	17,655	(17,655)
Sale of stock	188	9,693		409			10,290
Repurchase of stock				(12,823)			(12,823)
Equity compensation plan	17	(17)
Exercise of stock options	632	25,066					25,698
Stock-based compensation		5,066	(442)				4,624
Employee stock plan tax benefits		2,700					2,700
Balance at Dec. 31, 2013	88,964	743,335	729,272	(27,082)	346	208	1,535,043
Net income			233,239			40	233,279
Purchase of subsidiary shares from noncontrolling interest						(208)	(208)
Other comprehensive income (loss), net of income tax					442		442
Dividends			(112,106)				(112,106)
Repurchase of stock				(15,756)			(15,756)
Equity compensation plan	107	(107)
Exercise of stock options	225	7,071					7,296
Stock-based compensation		6,811	(453)				6,358
Employee stock plan tax benefits		1,828					1,828
Other		(793)					(793)
Balance at Dec. 31, 2014	89,296	758,145	849,952	(42,838)	788	40	1,655,383
Net income			201,790				201,790
Other comprehensive income (loss), net of income tax					(101)		(101)
Dividends			(121,248)				(121,248)
Sale of stock	13	664					677
Repurchase of stock				(25,247)			(25,247)
Equity compensation plan	161	(161)
Exercise of stock options	212	7,328					7,540
Stock-based compensation		5,860	(433)				5,427
Employee stock plan tax benefits		2,602					2,602
Other		(853)				$ (40)	(893)
Balance at Dec. 31, 2015	$ 89,682	$ 773,585	$ 930,061	$ (68,085)	$ 687		$ 1,725,930